Recovery and settlement of on-balance sheet assets and liabilities	12 Months Ended
Oct. 31, 2021
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Recovery and settlement of on-balance sheet assets and liabilities

Note 30 Recovery and settlement of on-balance sheet assets and liabilities

The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on c
o
ntractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

	As at
	October 31, 2021			October 31, 2020
(Millions of Canadian dollars)	Within one year	After one year	Total	Within one year	After one year	Total
Assets

Cash and due from banks (1)	$112,924	$922	$113,846	$ 117,375	$1,513	$118,888
Interest-bearing deposits with banks	79,638	–	79,638	39,013	–	39,013
Securities
Trading (2)	129,206	10,034	139,240	126,309	9,762	136,071
Investment, net of applicable allowance	29,831	115,653	145,484	34,728	105,015	139,743
Assets purchased under reverse repurchase agreements and securities borrowed	307,805	98	307,903	313,013	2	313,015
Loans
Retail	98,946	404,652	503,598	97,223	360,753	457,976
Wholesale	60,099	157,967	218,066	51,296	157,359	208,655
Allowance for loan losses			(4,089)			(5,639)
Segregated fund net assets	–	2,666	2,666	–	1,922	1,922
Other
Customers’ liability under acceptances	19,793	5	19,798	18,507	–	18,507
Derivatives (2)	93,409	2,132	95,541	110,217	3,271	113,488
Premises and equipment	28	7,396	7,424	–	7,934	7,934
Goodwill	–	10,854	10,854	–	11,302	11,302
Other intangibles	–	4,471	4,471	–	4,752	4,752
Other assets	47,634	14,249	61,883	46,953	11,968	58,921
	$979,313	$731,099	$1,706,323	$ 954,634	$675,553	$1,624,548
Liabilities
Deposits (3), (4)	$943,633	$157,198	$1,100,831	$ 859,829	$152,056	$1,011,885
Segregated fund net liabilities	–	2,666	2,666	–	1,922	1,922
Other
Acceptances	19,868	5	19,873	18,618	–	18,618
Obligations related to securities sold short	35,524	2,317	37,841	26,754	2,531	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	261,533	668	262,201	269,260	4,971	274,231
Derivatives (2)	89,804	1,635	91,439	108,407	1,520	109,927
Insurance claims and policy benefit liabilities	1,867	10,949	12,816	1,798	10,417	12,215
Other liabilities	48,901	21,400	70,301	48,844	20,987	69,831
Subordinated debentures	188	9,405	9,593	–	9,867	9,867
	$1,401,318	$206,243	$1,607,561	$ 1,333,510	$204,271	$1,537,781
(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank.
(2)	Trading securities classified as FVTPL and trading derivatives are presented as within one year as this best represents in most instances the short-term nature of our trading activities.
Non-trading
derivatives are presented according to the recovery or settlement of the hedging transaction.
(3)	Demand deposits of $576 billion (October 31, 2020 – $511 billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis. In practice, these deposits relate to a broad range of individuals and customer-types which form a stable base for our operations and liquidity needs.
(4)	Amounts previously presented were reclassified to reflect the contractual maturities of certain term deposits.